Securities	12 Months Ended
Dec. 31, 2024
Securities [Abstract]
Securities	Securities
The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2024 and Dec. 31, 2023.

Securities at Dec. 31, 2024		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale (a):
Non-U.S. government (b)	$25,042	$61	$356	$24,747
Agency residential mortgage-backed securities (“RMBS”)	20,459	16	575	19,900
U.S. Treasury	16,575	9	181	16,403
Agency commercial mortgage-backed securities (“MBS”)	7,467	5	247	7,225
Foreign covered bonds	7,129	33	94	7,068
Collateralized loan obligations (“CLOs”)	5,809	10	—	5,819
Non-agency commercial MBS	2,641	2	156	2,487
U.S. government agencies	2,304	4	19	2,289
Non-agency RMBS	1,639	2	163	1,478
Other asset-backed securities (“ABS”)	654	1	40	615
Total available-for-sale securities excluding portfolio level basis adjustments (c)	89,719	143	1,831	88,031
Portfolio level basis adjustments (d)	(92)	—	(92)	—
Total available-for-sale securities	$89,627	$143	$1,739	$88,031
Held-to-maturity:
Agency RMBS	$25,824	$4	$3,545	$22,283
U.S. Treasury	8,833	—	443	8,390
Non-U.S. government (b)	4,479	8	36	4,451
U.S. government agencies	3,669	—	322	3,347
Agency commercial MBS	3,395	—	243	3,152
CLOs	1,816	2	—	1,818
Foreign covered bonds	555	1	1	555
Non-agency RMBS	14	—	—	14
Other debt securities	11	—	1	10
Total held-to-maturity securities (e)	$48,596	$15	$4,591	$44,020
Total securities	$138,223	$158	$6,330	$132,051
(a)    Beginning Dec. 31, 2024, we are reporting basis adjustments related to the hedges of available-for-sale securities as an adjustment to the amortized cost, which results in the unrealized gains and losses being reflected net of hedges. See Note 23 for additional information on our hedging activities and related impacts.
(b)    Includes supranational securities.
(c)    The amortized cost of available-for-sale and held-to-maturity securities is net of the allowance for credit losses. There was no allowance for credit losses on available-for-sale securities at Dec. 31, 2024. The allowance for credit losses on held-to-maturity securities was less than $1 million at Dec. 31, 2024 and related to other debt securities.
(d)    Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale securities, which are not allocated to individual securities in the portfolio. See Note 23 for additional information on our hedging activities.
(e)    Held-to-maturity securities transferred from available-for-sale are initially recorded at fair value as of the date of transfer. The amortized cost of held-to-maturity securities includes the net unamortized portion of unrealized gains and losses related to securities transferred, which are offset in OCI. See Note 16 for additional information.

Securities at Dec. 31, 2023		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Non-U.S. government (a)	$18,998	$68	$684	$18,382
U.S. Treasury	18,193	63	1,652	16,604
Agency RMBS	13,457	119	465	13,111
Agency commercial MBS	8,191	69	531	7,729
Foreign covered bonds	6,489	25	180	6,334
CLOs	6,142	5	10	6,137
Non-agency commercial MBS	3,245	1	311	2,935
U.S. government agencies	3,053	42	194	2,901
Non-agency RMBS	1,883	32	175	1,740
Other ABS	1,026	1	84	943
Other debt securities	1	—	—	1
Total available-for-sale securities (b)	$80,678	$425	$4,286	$76,817
Held-to-maturity:
Agency RMBS	$29,740	$1	$3,493	$26,248
U.S. Treasury	9,123	—	612	8,511
U.S. government agencies	4,146	—	401	3,745
Agency commercial MBS	3,411	1	296	3,116
Non-U.S. government (a)	2,137	3	67	2,073
CLOs	983	—	1	982
Non-agency RMBS	26	1	1	26
Other debt securities	12	—	2	10
Total held-to-maturity securities (c)	$49,578	$6	$4,873	$44,711
Total securities	$130,256	$431	$9,159	$121,528
(a)    Includes supranational securities.
(b)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of less than $1 million. The allowance for credit loss primarily relates to non-agency RMBS.
(c)    Held-to-maturity securities transferred from available-for-sale are initially recorded at fair value as of the date of transfer. The amortized cost of held-to-maturity securities includes the net unamortized portion of unrealized gains and losses related to securities transferred, which are offset in OCI. See Note 16 for additional information.

The following table presents the realized gains and losses, on a gross basis.

Net securities gains (losses)
(in millions)	2024	2023	2022
Realized gross gains	$44	$20	$92
Realized gross losses	(129)	(88)	(535)
Total net securities (losses)	$(85)	$(68)	$(443)

The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2024	2023	2022
U.S. Treasury	$(24)	$(76)	$12
Non-agency RMBS	24	2	49
Non-U.S. government	(46)	2	3
Other ABS	(13)	—	1
Other	(26)	4	(508)	(a)
Total net securities (losses)	$(85)	$(68)	$(443)
(a)    Includes net securities losses from repositioning the securities portfolio which was comprised of $337 million related to state and political subdivisions and $177 million related to corporate bonds.

In 2024, U.S. Treasury securities and CLOs with an aggregate amortized cost of $4.0 billion and fair value of $3.7 billion were transferred from available-for-sale securities to held-to-maturity securities. This transfer reduced the impact of changes in interest rates on accumulated OCI.

Allowance for credit losses – Securities

The allowance for credit losses related to securities was less than $1 million at Dec. 31, 2024 and related to other debt securities. The allowance for credit losses related to securities was $1 million at Dec. 31, 2023, and related to non-agency RMBS and other debt securities.

Credit quality indicators – Securities

At Dec. 31, 2024, the gross unrealized losses on the securities portfolio were primarily attributable to an increase in interest rates from the date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred. As the transfers created a new cost basis for the securities, if these securities have experienced unrealized losses since the date of transfer, the corresponding unrealized losses would be reflected in the held-to-maturity securities portfolio in the following tables.
The following tables show the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2024	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Agency RMBS	$10,469	$249	$7,003	$326	$17,472	$575
Non-U.S. government (a)	7,283	59	7,305	297	14,588	356
U.S. Treasury	4,154	15	8,334	166	12,488	181
Agency commercial MBS	554	5	5,841	242	6,395	247
Foreign covered bonds	892	2	2,287	92	3,179	94
Non-agency commercial MBS	58	—	2,127	156	2,185	156
U.S. government agencies	576	9	905	10	1,481	19
Non-agency RMBS	139	2	995	161	1,134	163
Other ABS	3	—	536	40	539	40
Total securities available-for-sale	$24,128	$341	$35,333	$1,490	$59,461	$1,831
(a)    Includes supranational securities.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2023	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$694	$48	$14,862	$1,604	$15,556	$1,652
Non-U.S. government (a)	2,756	24	11,767	660	14,523	684
Agency RMBS	2,753	27	6,793	438	9,546	465
Agency commercial MBS	328	5	7,060	526	7,388	531
CLOs	784	—	3,158	10	3,942	10
Foreign covered bonds	268	1	3,603	179	3,871	180
Non-agency commercial MBS	187	2	2,607	309	2,794	311
U.S. government agencies	573	4	1,779	190	2,352	194
Non-agency RMBS	30	1	1,300	174	1,330	175
Other ABS	—	—	832	84	832	84
Total securities available-for-sale	$8,373	$112	$53,761	$4,174	$62,134	$4,286
(a)    Includes supranational securities.
The following tables show the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by an increase in the allowance for credit losses and/or a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2024			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$25,824	$(3,541)	100%	—%	—%	—%	—%
U.S. Treasury	8,833	(443)	100	—	—	—	—
Non-U.S. government (b)(c)	4,479	(28)	100	—	—	—	—
U.S. government agencies	3,669	(322)	100	—	—	—	—
Agency commercial MBS	3,395	(243)	100	—	—	—	—
CLOs	1,816	2	100	—	—	—	—
Foreign covered bonds	555	—	100	—	—	—	—
Non-agency RMBS	14	—	23	77	—	—	—
Other debt securities	11	(1)	—	—	—	—	100
Total held-to-maturity securities	$48,596	$(4,576)	100%	—%	—%	—%	—%
(a)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to UK, Germany, the Netherlands, Austria and France.

Held-to-maturity securities portfolio at Dec. 31, 2023			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$29,740	$(3,492)	100%	—%	—%	—%	—%
U.S. Treasury	9,123	(612)	100	—	—	—	—
U.S. government agencies	4,146	(401)	100	—	—	—	—
Agency commercial MBS	3,411	(295)	100	—	—	—	—
Non-U.S. government (b)(c)	2,137	(64)	100	—	—	—	—
CLOs	983	(1)	100	—	—	—	—
Non-agency RMBS	26	—	25	54	2	17	2
Other debt securities	12	(2)	—	—	—	—	100
Total held-to-maturity securities	$49,578	$(4,867)	100%	—%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to Germany, France, UK and the Netherlands.
Maturity distribution

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2024
	Within 1 year		1-5 years		5-10 years		After 10 years		Total
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)
Available-for-sale:
U.S. Treasury	$563	1.80%	$12,759	2.42%	$1,210	3.03%	$1,871	2.92%	$16,403	2.52%
Non-U.S. government (b)	4,503	2.54	17,318	3.21	2,894	2.65	32	3.42	24,747	3.02
Foreign covered bonds	805	3.47	5,943	3.26	320	2.79	—	—	7,068	3.27
U.S. government agencies	278	3.85	1,287	3.51	724	2.57	—	—	2,289	3.22
Mortgage-backed securities:
Agency RMBS									19,900	4.78
Non-agency RMBS									1,478	3.51
Agency commercial MBS									7,225	3.05
Non-agency commercial MBS									2,487	2.95
CLOs									5,819	6.04
Other ABS									615	2.33
Total securities available-for-sale	$6,149	2.65%	$37,307	2.95%	$5,148	2.74%	$1,903	2.92%	$88,031	3.54%
Held-to-maturity:
U.S. Treasury	$1,081	0.86%	$6,653	1.22%	$1,099	0.96%	$—	—%	$8,833	1.14%
U.S. government agencies	1,008	1.46	1,971	1.52	477	1.51	213	1.99	3,669	1.53
Non-U.S. government (b)	709	1.23	3,530	2.58	240	2.24	—	—	4,479	2.35
Foreign covered bonds	—	—	555	2.54	—	—	—	—	555	2.54
Other debt securities	—	—	—	—	11	4.75	—	—	11	4.75
Mortgage-backed securities:
Agency RMBS									25,824	2.34
Non-agency RMBS									14	5.52
Agency commercial MBS									3,395	2.61
CLOs									1,816	6.06
Total securities held-to-maturity	$2,798	1.17%	$12,709	1.70%	$1,827	1.30%	$213	1.99%	$48,596	2.22%
Total securities	$8,947	2.19%	$50,016	2.64%	$6,975	2.38%	$2,116	2.85%	$136,627	3.08%
(a)    Yields are based upon the amortized cost of securities and consider the contractual coupon, amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.
(b)    Includes supranational securities.
Pledged assets

At Dec. 31, 2024, BNY had pledged assets of $138 billion, including $88 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window and $10 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2024 included $117 billion of securities, $15 billion of loans, $5 billion of trading assets and $1 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes. BNY regularly moves assets in and out of its pledged assets account at the Federal Reserve.
At Dec. 31, 2023, BNY had pledged assets of $134 billion, including $93 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window and $9 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2023 included $116 billion of securities, $13 billion of loans, $4 billion of trading assets and $1 billion of interest-bearing deposits with banks.

At Dec. 31, 2024 and Dec. 31, 2023, pledged assets included $23 billion and $24 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral, including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements, on terms which permit us to sell or repledge the securities to others. At Dec. 31, 2024 and Dec. 31, 2023, the market value of the securities received that can be sold or repledged was $300 billion and $212 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2024 and Dec. 31, 2023, the market value of securities collateral sold or repledged was $264 billion and $180 billion, respectively.

Restricted cash and securities
Cash and securities may be segregated under federal and other regulations or requirements. At Dec. 31, 2024 and Dec. 31, 2023, cash segregated under federal and other regulations or requirements was $1 billion and $3 billion, respectively. Restricted cash is primarily included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated under federal and other regulations or requirements were $5 billion at Dec. 31, 2024 and $3 billion at Dec. 31, 2023. Restricted securities were sourced from securities purchased under resale agreements and securities borrowings and are included in federal funds sold and securities purchased under resale agreements on the consolidated balance sheet.